UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio
August 31, 2015
unaudited
Common stocks 85.37% Health care 25.74%	Shares	Value (000)
Alexion Pharmaceuticals, Inc.[1]	2,196,944	$378,292
Hologic, Inc.[1]	8,374,450	325,012
Thermo Fisher Scientific Inc.	2,446,000	306,655
BioMarin Pharmaceutical Inc.[1]	2,086,400	269,646
Amgen Inc.	1,448,413	219,840
Gilead Sciences, Inc.	2,042,200	214,574
Ultragenyx Pharmaceutical Inc.[1]	1,531,849	170,985
Express Scripts Holding Co.[1]	1,945,000	162,602
Stryker Corp.	1,620,750	159,887
NuVasive, Inc.[1,2]	2,854,000	150,463
Kite Pharma, Inc.[1,2]	2,612,641	138,914
Grifols, SA, Class B (ADR)	1,379,126	41,774
Grifols, SA, Class A, non-registered shares[3]	1,000,000	40,969
Grifols, SA, Class B, preferred nonvoting, non-registered shares[3]	1,318,175	40,464
McKesson Corp.	600,000	118,548
Myriad Genetics, Inc.[1]	3,034,663	113,982
bluebird bio, Inc.[1]	852,382	113,427
Illumina, Inc.[1]	543,176	107,337
PerkinElmer, Inc.	2,120,000	103,202
UnitedHealth Group Inc.	821,300	95,024
GW Pharmaceuticals PLC (ADR)[1]	835,124	88,815
St. Jude Medical, Inc.	1,087,700	77,020
Endo International PLC[1]	869,600	66,959
Mesoblast Ltd.[1,2,3]	21,900,000	51,444
Envision Healthcare Holdings, Inc.[1]	1,117,800	45,796
Boston Scientific Corp.[1]	2,551,292	42,709
Insulet Corp.[1]	1,413,400	41,992
Humana Inc.	204,533	37,387
Team Health Holdings, Inc.[1]	616,120	36,191
Aetna Inc.	300,000	34,356
QIAGEN NV1,3	1,290,814	34,047
UCB SA3	306,000	23,076
Edwards Lifesciences Corp.[1]	128,000	18,033
athenahealth, Inc.[1]	114,275	15,195
EXACT Sciences Corp.[1]	573,444	12,679
Puma Biotechnology, Inc.[1]	44,152	4,058
		3,901,354
Information technology 18.13%
Google Inc., Class C1	459,159	283,875
Google Inc., Class A1	290,025	187,884
Qorvo, Inc.[1]	3,294,480	182,877
Accenture PLC, Class A	1,638,300	154,443
Baidu, Inc., Class A (ADR)[1]	829,000	122,070
Trimble Navigation Ltd.[1]	5,432,430	102,673
AAC Technologies Holdings Inc.[3]	17,070,000	95,793
Murata Manufacturing Co., Ltd.[3]	620,000	89,975
The New Economy Fund — Page 1 of 9

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Intuit Inc.	1,047,200	$89,797
Texas Instruments Inc.	1,865,000	89,222
Nintendo Co., Ltd.[3]	420,000	86,347
Oracle Corp.	2,273,814	84,336
Samsung Electronics Co., Ltd.[3]	87,895	80,872
YY Inc., Class A (ADR)[1]	1,445,600	78,959
Seagate Technology	1,309,397	67,303
Western Union Co.	3,435,000	63,341
Intel Corp.	2,150,000	61,361
Motorola Solutions, Inc.	888,625	57,601
Avago Technologies Ltd.	447,100	56,321
Zebra Technologies Corp., Class A1	626,600	51,933
Cray Inc.[1,2]	2,290,000	48,525
Delta Electronics, Inc.[3]	9,598,000	48,082
Gemalto NV3	666,300	47,947
Autodesk, Inc.[1]	1,000,000	46,750
FleetCor Technologies, Inc.[1]	302,000	45,046
Yahoo! Inc.[1]	1,385,000	44,652
Topcon Corp.[3]	2,667,000	41,766
Inphi Corp.[1]	1,724,735	40,945
Taiyo Yuden Co., Ltd.[3]	3,260,000	39,657
Finisar Corp.[1]	2,169,925	33,482
Cognizant Technology Solutions Corp., Class A1	400,000	25,176
ASML Holding NV3	272,340	24,886
Moneysupermarket.com Group PLC[3]	4,860,000	23,914
Mail.Ru Group Ltd. (GDR)[1,3]	1,300,000	23,816
salesforce.com, inc.[1]	330,000	22,889
Palo Alto Networks, Inc.[1]	132,000	21,677
Viavi Solutions Inc.[1]	3,288,000	17,657
Amphenol Corp., Class A	310,000	16,232
Lumentum Holdings Inc.[1]	657,600	12,981
VMware, Inc., Class A1	155,000	12,268
National Instruments Corp.	361,000	10,545
Yandex NV, Class A1	796,700	9,720
Apple Inc.	31,475	3,549
		2,749,145
Consumer discretionary 13.00%
Netflix, Inc.[1]	4,431,100	509,709
lululemon athletica inc.[1]	3,105,900	198,809
Amazon.com, Inc.[1]	332,390	170,480
Daily Mail and General Trust PLC, Class A, nonvoting[3]	10,236,701	128,049
Twenty-First Century Fox, Inc., Class A	4,200,000	115,038
Galaxy Entertainment Group Ltd.[3]	25,755,000	82,071
Lions Gate Entertainment Corp.	2,105,000	77,232
Kering SA3	447,000	76,274
Graham Holdings Co., Class B	93,164	61,634
Kingfisher PLC[3]	10,436,100	56,573
William Hill PLC[3]	10,100,000	55,429
JCDecaux SA3	1,500,000	53,778
Thomas Cook Group PLC[1,3]	32,000,000	52,492
Priceline Group Inc.[1]	41,395	51,687
Time Warner Inc.	700,000	49,770
Melco Crown Entertainment Ltd. (ADR)	2,448,900	43,150
Lands’ End, Inc.[1]	1,500,000	38,160
The New Economy Fund — Page 2 of 9

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Home Depot, Inc.	251,000	$29,231
Sands China Ltd.[3]	7,780,000	26,815
MGM China Holdings Ltd.[3]	13,232,000	21,919
NIKE, Inc., Class B	173,200	19,355
Tuesday Morning Corp.[1]	1,804,697	14,311
B2W - Cia. Digital, ordinary nominative[1]	3,176,600	13,664
Comcast Corp., Class A	214,400	12,077
Liberty Global PLC, Class A1	207,000	9,961
SJM Holdings Ltd.[3]	2,740,000	2,468
Liberty Global PLC LiLAC, Class A1	10,780	371
		1,970,507
Financials 9.31%
HDFC Bank Ltd. (ADR)	1,246,800	71,055
HDFC Bank Ltd.[3]	3,883,100	68,211
Kotak Mahindra Bank Ltd.[3]	12,850,882	126,317
Wells Fargo & Co.	2,362,300	125,981
Endurance Specialty Holdings Ltd.	1,776,000	113,220
State Street Corp.	1,434,570	103,174
AIA Group Ltd.[3]	17,591,800	96,908
American International Group, Inc.	1,300,000	78,442
SVB Financial Group[1]	552,100	69,057
Progressive Corp.	2,000,000	59,920
East West Bancorp, Inc.	1,300,000	52,533
Crown Castle International Corp.	620,000	51,702
Banco Santander, SA3	8,478,550	51,585
JPMorgan Chase & Co.	800,000	51,280
Agricultural Bank of China Ltd., Class H3	97,780,000	39,382
Altisource Residential Corp.	2,451,299	37,431
Fifth Third Bancorp	1,800,000	35,856
Aberdeen Asset Management PLC[3]	7,370,000	35,707
Chongqing Rural Commercial Bank Co., Ltd., Class H3	61,447,000	35,501
HSBC Holdings PLC (HKD denominated)[3]	3,809,918	30,003
Siam Commercial Bank PCL[3]	7,152,100	28,225
China Construction Bank Corp., Class H3	27,994,050	19,598
RSA Insurance Group PLC[3]	1,666,780	13,032
Industrial and Commercial Bank of China Ltd., Class H3	18,276,000	10,756
Charles Schwab Corp.	164,500	4,998
Eurobank Ergasias SA1,3	31,344,491	1,244
		1,411,118
Industrials 6.65%
Union Pacific Corp.	1,890,539	162,095
Ryanair Holdings PLC (ADR)	1,805,128	131,684
Nielsen Holdings PLC	2,513,100	113,667
CSX Corp.	4,053,322	110,980
Sensata Technologies Holding NV1	1,862,300	88,273
AKR Corporindo Tbk PT3	173,899,680	75,209
Deutsche Post AG3	2,005,000	55,251
JG Summit Holdings, Inc.[3]	34,268,800	51,687
CAE Inc.	4,500,000	49,426
Intertek Group PLC[3]	1,000,000	38,823
Verisk Analytics, Inc., Class A1	495,000	36,175
Babcock International Group PLC[3]	2,076,923	30,633
Alliance Global Group, Inc.[3]	66,610,000	28,123
The New Economy Fund — Page 3 of 9

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
J.B. Hunt Transport Services, Inc.	188,000	$13,683
AirAsia Bhd.[3]	45,583,400	9,472
Norfolk Southern Corp.	120,770	9,409
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative[1]	2,329,800	3,148
		1,007,738
Consumer staples 3.10%
Associated British Foods PLC[3]	1,765,540	86,508
Costco Wholesale Corp.	523,000	73,246
Tesco PLC[3]	24,020,000	69,988
Glanbia PLC[3]	3,460,000	69,314
Walgreens Boots Alliance, Inc.	700,000	60,585
AMOREPACIFIC Corp.[3]	149,000	47,578
Sprouts Farmers Market, Inc.[1]	1,617,569	32,950
Herbalife Ltd.[1]	518,400	29,844
		470,013
Telecommunication services 2.56%
SoftBank Group Corp.[3]	2,976,900	172,782
AT&T Inc.	2,237,088	74,271
Verizon Communications Inc.	1,091,000	50,197
MTN Group Ltd.[3]	3,600,000	48,102
Avanti Communications Group PLC[1,2,3]	8,700,078	32,246
CenturyLink, Inc.	405,000	10,951
		388,549
Energy 1.03%
Schlumberger Ltd.	725,000	56,093
FMC Technologies, Inc.[1]	1,600,000	55,648
Transocean Partners LLC[2]	2,544,143	27,960
Golar LNG Ltd.	390,000	15,187
C&J Energy Services, Ltd.[1]	246,000	1,363
		156,251
Materials 0.90%
Monsanto Co.	790,800	77,222
Croda International PLC[3]	1,360,000	59,900
		137,122
Utilities 0.27%
ENN Energy Holdings Ltd.[3]	8,000,000	40,594
Miscellaneous 4.68%
Other common stocks in initial period of acquisition		709,676
Total common stocks (cost: $9,628,548,000)		12,942,067
Convertible stocks 0.29% Health care 0.29%
Stemcentrx, Inc., Series F-1, convertible preferred[3,4]	1,879,501	43,304
Total convertible stocks (cost: $22,686,000)		43,304
The New Economy Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments 0.08% U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015[5]	$9,030	$9,033
U.S. Treasury 0.25% 2015[5]	2,250	2,250
U.S. Treasury 2.125% 2016	1,175	1,186
Total bonds, notes & other debt instruments (cost: $12,469,000)		12,469
Short-term securities 13.18%
ADP Tax Services, Inc. 0.12% due 9/1/2015[6]	38,400	38,400
Apple Inc. 0.11% due 10/7/2015–10/19/2015[6]	45,000	44,992
Army and Air Force Exchange Service 0.11% due 9/28/2015[6]	13,500	13,499
CAFCO, LLC 0.20% due 9/23/2015	20,000	19,998
Caterpillar Financial Services Corp. 0.12%–0.14% due 9/2/2015–10/21/2015	83,400	83,392
Chariot Funding, LLC 0.30%–0.34% due 10/29/2015–12/2/2015[6]	49,700	49,665
Ciesco LLC 0.37% due 12/7/2015	25,000	24,979
Coca-Cola Co. 0.22%–0.26% due 11/16/2015–12/3/2015[6]	58,200	58,182
Emerson Electric Co. 0.13% due 9/30/2015–11/3/2015[6]	90,000	89,988
ExxonMobil Corp. 0.13% due 10/22/2015–10/23/2015	129,800	129,772
Fannie Mae 0.12%–0.23% due 10/5/2015–3/1/2016	210,397	210,368
Federal Farm Credit Banks 0.18% due 1/21/2016	15,000	14,989
Federal Home Loan Bank 0.06%–0.19% due 9/2/2015–12/18/2015	548,400	548,344
Freddie Mac 0.06%–0.21% due 9/25/2015–1/4/2016	225,000	224,943
General Electric Capital Corp. 0.18%–0.26% due 9/2/2015–9/22/2015	76,000	75,997
IBM Corp. 0.12% due 9/25/2015[6]	21,500	21,499
Jupiter Securitization Co., LLC 0.32%–0.36% due 11/18/2015–12/2/2015[6]	74,000	73,941
Microsoft Corp. 0.09% due 9/2/2015[6]	60,003	60,003
National Rural Utilities Cooperative Finance Corp. 0.11% due 9/17/2015	14,500	14,499
Pfizer Inc 0.11% due 9/23/2015[6]	21,900	21,899
Qualcomm Inc. 0.12% due 10/6/2015[6]	25,000	24,997
Regents of the University of California 0.20% due 11/9/2015	33,500	33,487
United Technologies Corp. 0.14%–0.20% due 9/22/2015–11/25/2015[6]	69,800	69,773
Walt Disney Co. 0.14% due 10/9/2015[6]	50,000	49,993
Total short-term securities (cost: $1,997,486,000)		1,997,599
Total investment securities 98.92% (cost: $11,661,189,000)		14,995,439
Other assets less liabilities 1.08%		164,007
Net assets 100.00%		$15,159,446
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $45,340,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 8/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	9/3/2015	JPMorgan Chase	$55,358	€50,394	$(1,194)
The New Economy Fund — Page 5 of 9

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2015, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/2015 (000)
NuVasive, Inc.[1]	3,028,700	—	174,700	2,854,000	$—	$150,463
Kite Pharma, Inc.[1,7]	489,000	2,123,641	—	2,612,641	—	138,914
Mesoblast Ltd.[1,3]	20,210,000	1,690,000	—	21,900,000	—	51,444
Cray Inc.[1]	1,990,000	300,000	—	2,290,000	—	48,525
Avanti Communications Group PLC[1,3]	6,933,372	1,766,706	—	8,700,078	—	32,246
Transocean Partners LLC[7]	869,565	1,674,578	—	2,544,143	1,544	27,960
Altisource Asset Management Corp.[8]	24,070	89,820	113,890	—	—	—
Intertain Group Ltd., subscription receipts[8]	—	2,780,000	2,780,000	—	—	—
Ultragenyx Pharmaceutical Inc.[1,8]	1,790,470	471,179	729,800	1,531,849	—	—
					$1,544	$449,552

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $3,164,152,000, which represented 20.87% of the net assets of the fund. This amount includes $2,994,531,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,438,000, which represented less than .01% of the net assets of the fund.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $616,831,000, which represented 4.07% of the net assets of the fund.
[7]	This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2014; it was not publicly disclosed.
[8]	Unaffiliated issuer at 8/31/2015.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stemcentrx, Inc., Series F-1, convertible preferred	6/10/2014	$22,686	$43,304.29%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The New Economy Fund — Page 6 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
The New Economy Fund — Page 7 of 9

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$3,711,354	$190,000	$—	$3,901,354
Information technology	2,146,090	603,055	—	2,749,145
Consumer discretionary	1,414,639	555,868	—	1,970,507
Financials	854,649	556,469	—	1,411,118
Industrials	718,540	289,198	—	1,007,738
Consumer staples	196,625	273,388	—	470,013
Telecommunication services	135,419	253,130	—	388,549
Energy	156,251	—	—	156,251
Materials	77,222	59,900	—	137,122
Utilities	—	40,594	—	40,594
Miscellaneous	410,430	299,246	—	709,676
Convertible stocks	—	—	43,304	43,304
Bonds, notes & other debt instruments	—	12,469	—	12,469
Short-term securities	—	1,997,599	—	1,997,599
Total	$9,821,219	$5,130,916	$43,304	$14,995,439

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,194)	$—	$(1,194)
*	Securities with a value of $2,010,758,000, which represented 13.26% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,989,769
Gross unrealized depreciation on investment securities	(655,518)
Net unrealized appreciation on investment securities	3,334,251
Cost of investment securities	11,661,188
The New Economy Fund — Page 8 of 9

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros
HKD = Hong Kong dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-1015O-S49147	The New Economy Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: October 29, 2015

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2015